INTERBANK DEPOSITS AND REPURCHASE AGREEMENTS AND OTHER SIMILAR SECURED BORROWING - Repurchases and resale transactions (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
INTERBANK DEPOSITS AND REPURCHASE AGREEMENTS AND OTHER SIMILAR SECURED BORROWING
Assets / liabilities gross	$ 3,998,432	$ 4,664,694
Net balance presented in the statement of financial position	3,998,432	4,664,694
Financial instruments as collaterals	(3,998,432)	(4,664,694)
Securities purchased under resale agreements presented as cash and cash equivalents	4,673,590	5,722,948
Securities purchased under resale agreements presented as other assets	889	2,218
Securities purchased under resale agreements
INTERBANK DEPOSITS AND REPURCHASE AGREEMENTS AND OTHER SIMILAR SECURED BORROWING
Assets / liabilities gross	4,674,479	5,725,166
Net balance presented in the statement of financial position	4,674,479	5,725,166
Financial instruments as collaterals	(4,674,479)	(5,725,166)
Securities sold under repurchase agreements
INTERBANK DEPOSITS AND REPURCHASE AGREEMENTS AND OTHER SIMILAR SECURED BORROWING
Assets / liabilities gross	(676,047)	(1,060,472)
Net balance presented in the statement of financial position	(676,047)	(1,060,472)
Financial instruments as collaterals	$ 676,047	$ 1,060,472